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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highland Capital Management, L.P.
Address: 13455 Noel Rd. Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


/s/ James D. Dondero                         Dallas, TX        February 17, 2009
-------------------------------------   --------------------   -----------------
[Signature]                                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
--------------------    ----

28-__________________   ________________________________________________
[Repeat as necessary.]


                                        9

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         70

Form 13F Information Table Value Total:   $215,421
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number          Name
---   --------------------          ----
___   28-________________________   ______________________________________

[Repeat as necessary.]

                                                                SHRS_   SH_ PUT_    INV
ISSUER                             CLASS        CUSIP   VALUE  PRN_AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- ----- --------- --- ---- ---------- -------- -------- ------ ----
ADVANCE AUTO PARTS INC       COM              00751Y106  2441     72533 SH       SOLE                   72533      0    0
AFFILIATED COMPUTER SERVICES CL A             008190100  5177    112665 SH       SOLE                  112665      0    0
AMERICAN EAGLE OUTFITTERS NE COM              02553E106  1703    181900 SH       SOLE                  181900      0    0
ANGIOTECH PHARMACEUTICALS IN COM              034918102   749   2880064 SH       SOLE                 2880064      0    0
ASCENT MEDIA CORP            COM SER A        043632108  1638     75000 SH       SOLE                   75000      0    0
BRINKS CO                    COM              109696104  2143     79719 SH       SOLE                   79719      0    0
CALPINE CORP                 COM NEW          131347304  1725    236997 SH       SOLE                  236997      0    0
CAPSTEAD MTG CORP            COM NO PAR       14067E506 17900   1662069 SH       SOLE                 1662069      0    0
CHILDRENS PL RETAIL STORES I COM              168905107  1350     62250 SH       SOLE                   62250      0    0
CLEARWIRE CORP               CL A NEW         18538Q105  3748    760243 SH       SOLE                  760243      0    0
COACH INC                    COM              189754104  1693     81500 SH       SOLE                   81500      0    0
COGENT INC                   COM              19239Y108  2681    197541 SH       SOLE                  197541      0    0
CON-WAY INC                  COM              205944101  1405     52825 SH       SOLE                   52825      0    0
CVS CAREMARK CORPORATION     COM              126650100  4104    142809 SH       SOLE                  142809      0    0
DAVITA INC                   COM              23918K108  4024     81185 SH       SOLE                   81185      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702    65      5678 SH       SOLE                    5678      0    0
DUN & BRADSTREET CORP DEL NE COM              26483E100  2900     37565 SH       SOLE                   37565      0    0
ECHOSTAR CORP                CL A             278768106  3915    263254 SH       SOLE                  263254      0    0
ENTRAVISION COMMUNICATIONS C CL A             29382R107  2995   1919912 SH       SOLE                 1919912      0    0
ENZON PHARMACEUTICALS INC    COM              293904108  1532    262781 SH       SOLE                  262781      0    0
FEDERATED INVS INC PA        CL B             314211103  2501    147459 SH       SOLE                  147459      0    0
FIRST AMERN CORP CALIF       COM              318522307  2005     69400 SH       SOLE                   69400      0    0
FORMFACTOR INC               COM              346375108  2948    201926 SH       SOLE                  201926      0    0
FTI CONSULTING INC           COM              302941109  3730     83483 SH       SOLE                   83483      0    0
GAP INC DEL                  COM              364760108  1245     93000 SH       SOLE                   93000      0    0
GRAY TELEVISION INC          COM              389375106  2344   5859486 SH       SOLE                 5859486      0    0
GRAY TELEVISION INC          CL A             389375205    69    118872 SH       SOLE                  118872      0    0
HATTERAS FINL CORP           COM              41902R103  4157    156260 SH       SOLE                  156260      0    0
HIGHLAND CR STRATEGIES FD    COM              43005Q107  1595    279880 SH       SOLE                  279880      0    0
HIGHLAND DISTRESSED OPPORT I COM              430067108   350    162814 SH       SOLE                  162814      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A             44930K108 32944  29154106 SH       SOLE                29154106      0    0
ILLINOIS TOOL WKS INC        COM              452308109  1227     35000 SH       SOLE                   35000      0    0
INGERSOLL-RAND COMPANY LTD   CL A             G4776G101  1336     77000 SH       SOLE                   77000      0    0
ITRON INC                    COM              465741106  1339     21000 SH       SOLE                   21000      0    0

JARDEN CORP                  COM              471109108    45      3906 SH       SOLE                    3906      0    0
LAZARD LTD                   SHS A            G54050102  2440     82031 SH       SOLE                   82031      0    0
LIBERTY MEDIA CORP NEW       ENT COM SER A    53071M500  4387    250990 SH       SOLE                  250990      0    0
LORAL SPACE & COMMUNICATNS I COM              543881106 22429   1543605 SH       SOLE                 1543605      0    0
MACROVISION SOLUTIONS CORP   COM              55611C108  2151    170009 SH       SOLE                  170009      0    0
MAGELLAN HEALTH SVCS INC     COM NEW          559079207  2189     55891 SH       SOLE                   55891      0    0
MENS WEARHOUSE INC           COM              587118100  1537    113511 SH       SOLE                  113511      0    0
MICROVISION INC DEL          COM              594960106  8278   4927287 SH       SOLE                 4927287      0    0
MICROVISION INC DEL          *W EXP 07/23/201 594960163  1545   3218884 SH       SOLE                 3218884      0    0
MYLAN INC                    COM              628530107  5846    591148 SH       SOLE                  591148      0    0
NAVIGANT CONSULTING INC      COM              63935N107   464     29256 SH       SOLE                   29256      0    0
NEUROBIOLOGICAL TECH INC     COM NEW          64124W304  1469   4737479 SH       SOLE                 4737479      0    0
OMNIVISION TECHNOLOGIES INC  COM              682128103  1791    341203 SH       SOLE                  341203      0    0
PRICELINE COM INC            COM NEW          741503403  1841     25000 SH       SOLE                   25000      0    0
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297   755     20000 SH       SOLE                   20000      0    0
QUALCOMM INC                 COM              747525103  2114     59000 SH       SOLE                   59000      0    0
QWEST COMMUNICATIONS INTL IN COM              749121109   983    270000 SH       SOLE                  270000      0    0
RELIANT ENERGY INC           COM              75952B105   280     48444 SH       SOLE                   48444      0    0
RENT A CTR INC NEW           COM              76009N100  2505    141953 SH       SOLE                  141953      0    0
RTI INTL METALS INC          COM              74973W107   306     21387 SH       SOLE                   21387      0    0
SALIX PHARMACEUTICALS INC    COM              795435106  3751    424834 SH       SOLE                  424834      0    0
SCHERING PLOUGH CORP         COM              806605101  4296    252272 SH       SOLE                  252272      0    0
SOLUTIA INC                  COM              834376501  1638    363972 SH       SOLE                  363972      0    0
SPDR SERIES TRUST            KBW REGN BK ETF  78464A698  3953    135550 SH       SOLE                  135550      0    0
TELECOMMUNICATION SYS INC    CL A             87929J103  1341    156100 SH       SOLE                  156100      0    0
TENET HEALTHCARE CORP        COM              88033G100    42     36456 SH       SOLE                   36456      0    0
TERRESTAR CORP               COM              881451108     0      1000 SH       SOLE                    1000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209  2098     49283 SH       SOLE                   49283      0    0
TFS FINL CORP                COM              87240R107  2979    230963 SH       SOLE                  230963      0    0
TIME WARNER CABLE INC        CL A             88732J108   227     10588 SH       SOLE                   10588      0    0
TLC VISION CORP              COM              872549100  1396   8213508 SH       SOLE                 8213508      0    0
TW TELECOM INC               COM              87311L104   974    115000 SH       SOLE                  115000      0    0
UNITEDHEALTH GROUP INC       COM              91324P102   979     36795 SH       SOLE                   36795      0    0
WELLPOINT INC                COM              94973V107  1339     31772 SH       SOLE                   31772      0    0
WILEY JOHN & SONS INC        CL A             968223206  4142    116423 SH       SOLE                  116423      0    0
XTO ENERGY INC               COM              98385X106  1234     35000 SH       SOLE                   35000      0    0